Financial risk management	12 Months Ended
Oct. 31, 2020
Disclosure Of Financial Risk Management [Abstract]
Financial risk management [Text Block]

20. Financial risk management

(a) Currency risk

Currency risk is the risk that the fair value of, or future cash flows from, the Company's financial instruments will significantly fluctuate due to changes in foreign exchange rates. The Company is exposed to currency risk to the extent that it incurs expenses and issues convertible debentures denominated in Canadian dollars (CDN). The Company manages currency risk by monitoring the Canadian position of these monetary financial instruments on a periodic basis throughout the course of the reporting period.

As at October 31, 2020, balances that are denominated in CDN are as follows:

		CDN
	2020		2019
Cash (bank indebtedness)	$8,759		$(3,188)
Prepaid expenses and other receivables	$33,594		$—
Trade payables and other liabilities	$23,530		$387,766
Convertible debentures (carrying value)	$2,176,454		$2,010,940
Derivative liabilities	$260,692		$207,161
Long-term loan	$40,000		$—

 A 10% strengthening of the US dollar against the CDN would decrease accumulated deficit by $169,114 as at October 31, 2020 (2019 - decrease accumulated deficit by $158,836). A 10% weakening of the USD against the CDN would have had the opposite effect of the same magnitude.

(b) Interest rate risk

Interest rate risk is the risk that the fair value of, or future cash flows from, the Company's financial instruments will significantly fluctuate due to changes in market interest rates. The Company is exposed to interest rate risk on its interest- bearing convertible debentures. This exposure is limited due to the short-term nature of the convertible debentures.

(c) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company's policy is to review liquidity resources and ensure that sufficient funds are available to meet financial obligations as they become due. Further, the Company's management is responsible for ensuring funds exist and are readily accessible to support business opportunities as they arise. The Company's funding is provided in the form of capital raised through the issuance of shares on conversion of convertible debentures. With the exception of the long-term loan, all financial liabilities are due within 1 year as at October 31, 2020.

(i) Trade payables

The following represents an analysis of the maturity of trade payables:

	2020	2019
Less than 30 days past billing date	$252,413	$203,143
31 to 90 days past billing date	25,683	13,259
Over 90 days past billing date	489,853	781,230
	$767,949	$997,632

As at October 31, 2020, trade payables include $367,418 (2019 - $573,206) of invoices which the Company has disputed and/or are stale-dated. The Company does not anticipate that it will be required to discharge such amounts.

(ii) Convertible debentures and derivative liabilities

The following represents an analysis of the maturity of the convertible debentures and derivative liabilities:

	2020		2019
	Convertible	Derivative	Convertible	Derivative
	debentures	liabilities	debentures	liabilities
Less than three months	$1,335,853	$149,827	$754,799	$75,528
Three to six months	806,477	190,055	1,168,349	71,326
Six to twelve months	939,188	193,680	675,926	618,571
	$3,081,518	$533,562	$2,599,074	$765,425

(d) Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company's cash and other receivables. The maximum exposure to credit risk is the carrying value of these financial assets, which amounted to $213,695 as at October 31, 2020 (2019 - $49,236).

Cash of $191,479 as at October 31, 2020 (2019 - $46,056) is held with central banks and financial institution counterparties that are highly rated. The Company has assessed no significant change in credit risk and an insignificant loss allowance, which was not recognized in these consolidated financial statements.